Debt - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended															12 Months Ended
	Mar. 14, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Mar. 14, 2013 Senior Notes, 3.875% Due 2023 [Member]	Dec. 31, 2013 Senior Notes, 3.875% Due 2023 [Member]	Dec. 31, 2012 Senior Notes, 3.875% Due 2023 [Member]	Nov. 27, 2012 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2013 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2012 Senior Notes, 2.50% Due 2017 [Member]	Mar. 13, 2012 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2013 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Sep. 30, 2010 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2013 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2012 Senior Notes, 3.25% Due 2015 [Member]	Mar. 31, 2014 Eagle Ford System [Member]	Dec. 31, 2013 Eagle Ford System [Member]	Mar. 31, 2013 Eagle Ford System [Member]	Mar. 28, 2013 Eagle Ford System [Member]	Mar. 14, 2013 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Nov. 30, 2012 Eagle Ford System [Member]	Dec. 31, 2013 Eagle Ford System [Member] Senior Notes, 3.875% Due 2023 [Member]	Mar. 31, 2012 Southeast Texas [Member]	Mar. 13, 2012 Southeast Texas [Member]	Feb. 29, 2012 Southeast Texas [Member]	Dec. 31, 2013 Commercial Paper [Member]	Dec. 31, 2012 Commercial Paper [Member]	Dec. 31, 2013 Credit Agreement [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Credit Agreement [Member]	Dec. 31, 2013 Federal Funds Effective Swap Rate [Member] Credit Agreement [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) Market Index [Member] Credit Agreement [Member]	Dec. 31, 2012 Credit Agreement [Member]	Dec. 31, 2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,000,000,000
Short-term borrowings				335,000,000		0																										335,000,000	0
Line of credit facility, maturity date																																		Nov. 10, 2016
Letters of credit issued																																		1,000,000				1,000,000
Letters of credit outstanding																																						1,000,000	1,200,000
Unused capacity under the credit agreement																																		664,000,000
Variable rate basis spread																																			1.25%	0.50%	1.00%
Basis spread determined by credit rating																																		0.25%
Commitment fee percentage																																		0.25%
Maximum leverage ratio																																		5.0
Temporary maximum leverage ratio post-acquisition																																		5.5
Senior notes issued									500,000,000	500,000,000	0	500,000,000	500,000,000	500,000,000	350,000,000	350,000,000	350,000,000	250,000,000	250,000,000	250,000,000
Senior notes interest rate percentage	3.875%								3.875%	3.875%		2.50%	2.50%		4.95%	4.95%		3.25%	3.25%
Term of outstanding debt	10 years								10 years			5 years			10 years
Maturity date										Mar. 15, 2023			Dec. 01, 2017			Apr. 01, 2022			Oct. 01, 2015
Proceeds from long-term debt		719,000,000	809,000,000	1,957,000,000	[1]	2,665,000,000	[2]	1,524,000,000	490,000,000			494,000,000			346,000,000			248,000,000
Underwriters' fees									$ 10,000,000			$ 6,000,000			$ 4,000,000			$ 2,000,000
Ownership interest acquired																					20.00%	46.67%	46.67%	46.67%	46.67%	33.33%	33.33%	46.67%	66.67%	66.67%	33.33%
First payment date										Sep. 15, 2013

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.